                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the Calendar Year or Quarter Ended December 31 , 2000.

Check here if Amendment;  |_|               Amendment Number:
This Amendment (Check only one):            |_|  is a restatement.
                                            |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                                    White Mountains Insurance Group, Ltd.
Address of Principal Executive Office:   80 South Main Street
                                         Hanover, New Hampshire 03755-2053
                                         U.S.A.

Form 13F File Number:                    028-01681

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael S. Paquette
Title:   Senior Vice President and Controller
Phone:   (603) 640-2205

Signature, Place, and Date of Signing:

/s/ Michael S. Paquette       Hanover, New Hampshire          February 13, 2001
-----------------------       ----------------------          -----------------
      [Signature]                 [City, State]                     [Date]


Report Type (Check only one):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                Name
-                                   None

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                1
                                            -------------

Form 13F Information Table Entry Total:        63 ITEMS
                                            -------------

Form 13F Information Table Value Total:     $177,768,322
                                            -------------

List of Other Included Managers:

Provide a numbered list of the names and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number               Name

1.        028-07388                          Folksamerica Holding Company, Inc.

                      WHITE MOUNTAINS INSURANCE GROUP, LTD.

                 FORM 13F INFORMATION TABLE - DECEMBER 31, 2000


      -----------------------------------------------------------------------------------------------------------------------

                                                   Title                 CUSIP             Market           Amount and
                    Name of Issuer                of class              Number             Value         Type of Security
      -----------------------------------------------------------------------------------------------------------------------
  1   Aetna Inc New                                 COM               00817Y-10-8         162,197              3,950  SH
  2   Affiliated Computer Services                  CL A              008190-10-0         412,675              6,800  SH
  3   Alleghany Corp Del                            COM               017175-10-0         579,510              2,820  SH
  4   Ambac Finl Group Inc.                         COM               023139-10-8         677,883             11,625  SH
  5   American Intl Group Inc                       COM               026874-10-7       4,250,508             43,125  SH
  6   Amgen Inc.                                    COM               031162-10-0       4,795,313             75,000  SH
  7   Aon Corp.                                     COM               037389-10-3       4,831,305            141,060  SH
  8   Arden Rlty Inc                                COM               039793-10-4       2,386,875             95,000  SH
  9   Berkley W.R. Corp                             COM               084423-10-2         278,406              5,900  SH
 10   Berkshire Hathaway, Inc. Del                  CL A              084670-10-8      34,435,000                485  SH
 11   Berkshire Hathaway, Inc. Del                  CL B              084670-20-7      23,116,280              9,820  SH
 12   Berkshire Hathaway, Inc. Del                  CL B              084670-20-7       1,228,788                522  SH
 13   Bisys Group Inc.                              COM               055472-10-4         263,753              5,060  SH
 14   Bristol Myers Squibb Co.                      COM               110122-10-8       3,549,000             48,000  SH
 15   Camden Ppty Tr                             SH BEN INT           133131-10-2       2,254,550             67,300  SH
 16   Carnival Corp.                                COM               143658-10-2         603,925             19,600  SH
 17   Cisco Sys Inc                                 COM               17275R-10-2       4,647,375            121,500  SH
 18   Citigroup Inc.                                COM               172967-10-1       5,446,633            106,666  SH
 19   Coca Cola Co                                  COM               191216-10-0       1,767,188             29,000  SH
 20   Concord EFS Inc.                              COM               206197-10-5         351,500              8,000  SH
 21   Dime Bancorp Inc New                          COM               25429Q-10-2         286,756              9,700  SH
 22   Elan PLC                                      ADR               284131-20-8       3,604,563             77,000  SH
 23   E M C Corp Mass                               COM               268648-10-2       7,315,000            110,000  SH
 24   Fidelity Natl Finl, Inc.                      COM               316326-10-7       7,046,936            190,780  SH
 25   First Data Corp.                              COM               319963-10-4         603,272             11,450  SH
 26   Gables Residential Tr                      SH BEN INT           362418-10-5         557,200             19,900  SH
 27   General Elec Co.                              COM               369604-10-3       5,464,875            114,000  SH
 28   HCC Ins. Hldgs Inc.                           COM               404132-10-2         433,155             16,080  SH
 29   IMS Health Inc                                COM               449934-10-8         545,400             20,200  SH
 30   Intel Corp.                                   COM               458140-10-0       2,705,625             90,000  SH
 31   International Speedway Corp                   CL A              460335-20-1         226,480              5,960  SH
 32   Intuit                                        COM               461202-10-3         761,144             19,300  SH
 33   Jefferson Pilot Corp.                         COM               475070-10-8         485,875              6,500  SH
 34   John Hancock Financial                        COM               41014S-10-6       1,185,188             31,500  SH
 35   Johnson & Johnson                             COM               478160-10-4       5,043,000             48,000  SH
 36   Lafarge Corp.                                 COM               505862-10-2          80,561              3,410  SH
 37   Liberty Financial Cos. Inc                    COM               530512-10-2         307,481              6,900  SH
 38   London Pac Group Ltd.                    SPONSORED ADR          542073-10-1         156,544             20,700  SH
 39   Mack-Cali Rlty Corp                           COM               554489-10-4       3,141,875            110,000  SH
 40   Marsh & McLennan Cos. Inc.                    COM               571748-10-2         596,700              5,100  SH
 41   Microsoft Corp                                COM               594918-10-4       1,604,875             37,000  SH
 42   Millicom Intl Cellular S A                    ORD               L6388F-10-2         113,620              4,940  SH
 43   Morgan J P & Co Inc.                          COM               616880-10-0         347,550              2,100  SH
 44   Partner Re Ltd.                               COM               G6852T-10-5         756,400             12,400  SH
 45   Pepsico Inc.                                  COM               713448-10-8       1,308,450             26,400  SH
 46   Pfizer Inc.                                   COM               717081-10-3       2,760,000             60,000  SH
 47   Post Pptys Inc                                COM               737464-10-7       2,959,925             78,800  SH
 48   Public Storage Inc.                           COM               74460D-10-9       1,434,438             59,000  SH
 49   PXRE Group Ltd                                COM               G73018-10-6       5,916,375            350,600  SH
 50   PXRE Group Ltd                                COM               G73018-10-6         236,250             14,000  SH
 51   Qualcomm, Inc.                                COM               747525-10-3       2,054,688             25,000  SH
 52   Reckson Associates Realty Corp                COM               75621K-10-6       2,892,213            115,400  SH
 53   Renaissance Re Hldgs Ltd                      COM               G7496G-10-3         963,244             12,300  SH
 54   Schering-Plough Corp.                         COM               806605-10-1       4,239,225             74,700  SH
 55   Security Cap US Rlty                     SPONSORED ADR          814136-20-6       4,027,250            178,000  SH
 56   Shurgard Storage Ctrs Inc.                    COM               82567D-10-4       1,527,344             62,500  SH
 57   Summit Pptys Inc                              COM               866239-10-6       2,334,800             89,800  SH
 58   Trenwick Group Ltd.                           COM               G9032C-10-9         273,930             11,040  SH
 59   Trizec Hahn Corp                            SUB VTG             896938-10-7       1,210,000             80,000  SH
 60   UICI                                          COM               902737-10-5         170,822             28,770  SH
 61   Waddell & Reed Financial Inc.                 CL A              930059-10-0         625,704             16,630  SH
 62   Wal-Mart Stores, Inc.                         COM               931142-10-3       2,805,000             52,800  SH
 63   XL Capital Ltd.                               CL A              G98255-10-5         619,926              7,095  SH
                                                                                   ---------------------------------
                                                                                   $  177,768,323          3,116,988



*     1   =   Folksamerica Holding Company, Inc. (FORM 13F filed separately)
      2   =   White Mountains Insurance Group, Ltd.

                      WHITE MOUNTAINS INSURANCE GROUP, LTD.

                 FORM 13F INFORMATION TABLE - DECEMBER 31, 2000
                                (continued)


      ----------------------------------------------------------------------------------------------------------------------
                                                                                         Voting Authority (Shares)
                                                     Investment                     -----------------------------------
                    Name of Issuer                   Discretion    Managers *       Sole           Shared          None
      ----------------------------------------------------------------------------------------------------------------------
  1   Aetna Inc New                                   DEFINED         1,2                                3,950
  2   Affiliated Computer Services                    DEFINED         1,2                                6,800
  3   Alleghany Corp Del                              DEFINED         1,2                                2,820
  4   Ambac Finl Group Inc.                           DEFINED         1,2                               11,625
  5   American Intl Group Inc                         DEFINED         1,2                               43,125
  6   Amgen Inc.                                      DEFINED         1,2                               75,000
  7   Aon Corp.                                       DEFINED         1,2                              141,060
  8   Arden Rlty Inc                                  DEFINED         1,2                               95,000
  9   Berkley W.R. Corp                               DEFINED         1,2                                5,900
 10   Berkshire Hathaway, Inc. Del                      SOLE           2                   485
 11   Berkshire Hathaway, Inc. Del                      SOLE           2                 9,820
 12   Berkshire Hathaway, Inc. Del                    DEFINED         1,2                                  522
 13   Bisys Group Inc.                                DEFINED         1,2                                5,060
 14   Bristol Myers Squibb Co.                        DEFINED         1,2                               48,000
 15   Camden Ppty Tr                                  DEFINED         1,2                               67,300
 16   Carnival Corp.                                  DEFINED         1,2                               19,600
 17   Cisco Sys Inc                                   DEFINED         1,2                              121,500
 18   Citigroup Inc.                                  DEFINED         1,2                              106,666
 19   Coca Cola Co                                    DEFINED         1,2                               29,000
 20   Concord EFS Inc.                                DEFINED         1,2                                8,000
 21   Dime Bancorp Inc New                            DEFINED         1,2                                9,700
 22   Elan PLC                                        DEFINED         1,2                               77,000
 23   E M C Corp Mass                                 DEFINED         1,2                              110,000
 24   Fidelity Natl Finl, Inc.                        DEFINED         1,2                              190,780
 25   First Data Corp.                                DEFINED         1,2                               11,450
 26   Gables Residential Tr                           DEFINED         1,2                               19,900
 27   General Elec Co.                                DEFINED         1,2                              114,000
 28   HCC Ins. Hldgs Inc.                             DEFINED         1,2                               16,080
 29   IMS Health Inc                                  DEFINED         1,2                               20,200
 30   Intel Corp.                                     DEFINED         1,2                               90,000
 31   International Speedway Corp                     DEFINED         1,2                                5,960
 32   Intuit                                          DEFINED         1,2                               19,300
 33   Jefferson Pilot Corp.                           DEFINED         1,2                                6,500
 34   John Hancock Financial                          DEFINED         1,2                               31,500
 35   Johnson & Johnson                               DEFINED         1,2                               48,000
 36   Lafarge Corp.                                   DEFINED         1,2                                3,410
 37   Liberty Financial Cos. Inc                      DEFINED         1,2                                6,900
 38   London Pac Group Ltd.                           DEFINED         1,2                               20,700
 39   Mack-Cali Rlty Corp                             DEFINED         1,2                              110,000
 40   Marsh & McLennan Cos. Inc.                      DEFINED         1,2                                5,100
 41   Microsoft Corp                                  DEFINED         1,2                               37,000
 42   Millicom Intl Cellular S A                      DEFINED         1,2                                4,940
 43   Morgan J P & Co Inc.                            DEFINED         1,2                                2,100
 44   Partner Re Ltd.                                 DEFINED         1,2                               12,400
 45   Pepsico Inc.                                    DEFINED         1,2                               26,400
 46   Pfizer Inc.                                     DEFINED         1,2                               60,000
 47   Post Pptys Inc                                  DEFINED         1,2                               78,800
 48   Public Storage Inc.                             DEFINED         1,2                               59,000
 49   PXRE Group Ltd                                    SOLE           2               350,600
 50   PXRE Group Ltd                                  DEFINED         1,2                               14,000
 51   Qualcomm, Inc.                                  DEFINED         1,2                               25,000
 52   Reckson Associates Realty Corp                  DEFINED         1,2                              115,400
 53   Renaissance Re Hldgs Ltd                        DEFINED         1,2                               12,300
 54   Schering-Plough Corp.                           DEFINED         1,2                               74,700
 55   Security Cap US Rlty                            DEFINED         1,2                              178,000
 56   Shurgard Storage Ctrs Inc.                      DEFINED         1,2                               62,500
 57   Summit Pptys Inc                                DEFINED         1,2                               89,800
 58   Trenwick Group Ltd.                             DEFINED         1,2                               11,040
 59   Trizec Hahn Corp                                DEFINED         1,2                               80,000
 60   UICI                                            DEFINED         1,2                               28,770
 61   Waddell & Reed Financial Inc.                   DEFINED         1,2                               16,630
 62   Wal-Mart Stores, Inc.                           DEFINED         1,2                               52,800
 63   XL Capital Ltd.                                 DEFINED         1,2                                7,095


*     1   =   Folksamerica Holding Company, Inc. (FORM 13F filed separately)
      2   =   White Mountains Insurance Group, Ltd.